NOTE 7 - RELATED PARTY BALANCES AND TRANSACTIONS	3 Months Ended
Mar. 31, 2015
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE 7 - RELATED PARTY BALANCES AND TRANSACTIONS

On February 21, 2012 (Date of Inception), the Company issued 31,390,000 shares of common stock to the founding shareholder in exchange for incorporation fees of $89, annual resident agent fees in the State of Delaware for $50, and developing the Company’s business concept and plan valued at $3,000 to a total sum of $3,139.

On December 31, 2013, the Company issued 8,500,000 shares of common stock in exchange for filing fees of $187, courier fees of $163, and payment made for audit fees of $500.00 by the sole owner, Uren Enterprises, LLC.  The total amount is $850.

On March 31, 2014, the Company issued 61,730,000 shares of common stock in exchange for cash of $3500, filing fees of $979, courier fees of $194, and payment made for audit fees of $1500 by the sole owner, Uren Enterprises, LLC.  The total amount is $6173.

On June 30, 2014, the Company issued 58,500,000 shares of common stock in exchange for franchise tax of $1654, filing fees of $500, office expenses of $98, travel expenses of $3581 and payment made for domain registration of $17 by the sole owner, Uren Enterprises, LLC.  The total amount is $5850.

On August 29, 2014, the Company entered into a short term agreement, at cost plus $100 per month processing fee, with a corporation related to the sole director, Mark Uren, for the sole purposes of providing interim merchant services to the Company.  This agreement was to commence on September 1, 2014 and was terminated by the Company in November 2014.  At December 31, 2014 there were no recorded related party accounts receivable and no recorded related party accounts payable, in accordance with this short term agreement.

On September 30, 2014, the Company issued 25,620,000 shares of common stock in exchange for cash of $2,062 and filing fees of $500 by the sole owner, Uren Enterprises, LLC.  The total amount is $2,562.

On December 17, 2014, the Company recorded a loan from the sole owner, Uren Enterprises, LLC for payment of $450 filing fees for the name change of the Company to MJ Pharmaceuticals, Inc.